Staff Costs - Disclosure of Employee Benefit Expense (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Staff Costs [Line Items]
Share-based payments	£ 1,600	£ 3,900	£ 4,900
Total employee benefit expense	7,025	10,819	12,353
Research and Development Expenses
Staff Costs [Line Items]
Wages and salaries	3,391	4,530	4,893
Social security costs	376	516	569
Pension costs	205	210	213
Share-based payments	1,181	2,551	3,125
Total employee benefit expense	5,153	7,807	8,800
Administrative Expense
Staff Costs [Line Items]
Wages and salaries	1,247	1,500	1,587
Social security costs	116	160	155
Pension costs	44	46	46
Share-based payments	465	1,306	1,765
Total employee benefit expense	£ 1,872	£ 3,012	£ 3,553